Business Segments - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016 Location Facility Terminal Plant Segment JointVentures
Segment Reporting Information [Line Items]
Number of operating business segments | Segment	5
Cement plant locations | Location	6
Slag grinding facility | Facility	1
Cement distribution terminals | Terminal	16
Gypsum wallboard plants | Plant	5
Readymix concrete batch plant | Plant	17
Aggregates processing plant | Plant	4
Number of frac sand processing facilities | Facility	2
Number of frac sand drying facilities | Facility	3
Number of frac sand trans-load locations | Location	6
Proportionate consolidation of share of Joint Venture's revenues and operating earnings	50.00%
Cement [Member]
Segment Reporting Information [Line Items]
Number of Joint Venture | JointVentures	1